Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Feb. 16, 2024	Dec. 31, 2023
Federal deposit insurance corporation	$ 250,000
Cash uninsured amount	1,700,000			$ 600,000
Allowance for doubtful accounts	0			0
Deferred offering costs	$ 0			512,758
Estimated useful lives	two to five years
Lease liability	$ 359,813
Right-of-use asset	$ 356,965			0
Effective discount rate	11.49%
Accrued expenses	$ 66,025
Deferred revenue	82,120			0
Deferred tax assets	0			0
General and Administrative Expense [Member]
Shipping and handling costs	74,634	$ 0
Orlando, FL [Member] | Rotor Riot [Member]
Lease liability			$ 378,430
Right-of-use asset			$ 378,430
IPO [Member]
Amortization of deferred offering costs	127,687	$ 70,268
Deferred offering costs				$ 1,150,445
Adjustment to APIC for deferred offering costs	$ 640,445